CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 143,758,678	$ 174,391,243
Accounts receivable, net		3,000,000
Amounts due from related parties	619,432	4,506,670
Prepayments and other current assets	4,937,323	4,055,921
Total current assets	149,315,433	185,953,834
Property, equipment and software, net	2,782,963	3,487,617
Operating lease right-of-use assets	191,877
Other non-current assets	109,572	69,275
TOTAL ASSETS	152,399,845	189,510,726
Current liabilities:
Accounts payable	3,666,124	3,321,615
Contract liabilities	15,107,276	5,500,000
Amounts due to related parties	19,323,337	10,466,061
Accruals and other current liabilities	3,212,809	4,379,243
Income tax payable		1,657,450
Short-term borrowings	10,768,745	3,121,226
Current portion of long-term borrowings	2,850,128	1,376,319
Current portion of operating lease liabilities	151,983
Total current liabilities	55,080,402	29,821,914
Long-term borrowings	14,146,541	2,991,829
Operating lease liabilities	53,834
Deferred tax liabilities		44,163
Other non-current liabilities	28,718	94,107
TOTAL LIABILITIES	69,309,495	32,952,013
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 54,595,667 shares issued and outstanding as of December 31, 2021; and 640,000,000 shares authorized, 54,065,709 shares issued and outstanding as of December 31, 2022)	5,497	5,627
Treasury shares, at cost (94,074 shares as of December 31, 2021 and 1 share as of as of December 31, 2022)	(4)	(619,605)
Additional paid-in capital	342,739,268	336,099,931
Accumulated other comprehensive loss	(849,305)	(93,981)
Accumulated deficit	(258,805,106)	(178,833,259)
Total shareholders' equity	83,090,350	156,558,713
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 152,399,845	$ 189,510,726